SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 15. SEGMENTED INFORMATION

On November 4, 2011, the Company ceased all operations on its drug development business and adopted a new corporate development strategy that changed the business operation of the Company to digital media and digital education with an intense focus on China. Results of operations are reported on a consolidated basis for segment reporting purposes. Consolidated disclosures about revenue streams and long-lived assets by geographic area are seen below.

Revenues

The Company did not generate revenue for the years 2016, 2015 and 2014. The Company derived revenues from royalties and from consulting services for the years ended September 30, 2014 and 2013.

	Years ended September 30,
Revenue Stream	2016	2015	2014
Disposal of Indaflex rights (Mexico Only)	$0	$0	$0
Consulting Fees (North America)	-	-	-
Gross Operating Revenue	0	0	0

Other non-operating revenue:
Forgone Accounts Payable	-	20,227	13,364
Gain from disposal of fixed assets	-	-	-
Legal Settlement	-	-	-
Interest Income	67	416	409

Total Revenues and Non-Operating Revenues	$67	$20,373	$13,773

	As of September 30,
Long Lived Assets	2016	2015	2014
North America	$-	$-	$-
Asia	5,879	10,874	15,706
Total Long Lived Assets	$5,879	$10,874	$15,706